Accumulated Other Comprehensive Income (Narrative) (Details) - Depreciated [Member]	5 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Brazillian, Real [Member]
Foreign Currency Balance [Line Items]
Change in foreign currency exchange rate, percentage	15.20%
Argentina, Pesos [Member]
Foreign Currency Balance [Line Items]
Change in foreign currency exchange rate, percentage	29.10%
Mexico, Pesos [Member]
Foreign Currency Balance [Line Items]
Change in foreign currency exchange rate, percentage		13.10%